Shareholder Report, Average Annual Return (Details) 1014033_Franklin FTSE Japan ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Japan ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Japan ETF (NAV)
Average Annual Return, Percent	26.40%	6.53%	6.46%
FTSE Japan Index-NR (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Japan Index-NR (USD)
Average Annual Return, Percent	26.36%	6.52%	6.41%
FTSE Japan Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Japan Capped Index-NR
Average Annual Return, Percent	26.36%	6.52%	6.41%